Related Party Transactions	6 Months Ended
Jun. 30, 2019
Disclosure of transactions between related parties [abstract]
Related Party Transactions
9.	RELATED PARTY TRANSACTIONS

The following amounts due to related parties are included in trade payables and accrued liabilities (Note 7):

	June 30, 2019	December 31, 2018
Directors and officers of the Company	6	1

Total	6	1

These amounts are unsecured, non-interest bearing and have no fixed terms of repayment.

(a) Related party transactions

As of June 30, 2019, Sentient beneficially owns 369,809,820 common shares constituting approximately 46.93% of the currently issued and outstanding common shares.

As of June 30, 2019, CATL beneficially owns 200,000,000 common shares constituting approximately 25.38% of the currently issued and outstanding shares of the Company. CATL has pre-emptive rights and the right to nominate one director to the board of directors of the Company.

During the six months period ended June 30, 2019, the Company recorded $29 (June 30, 2018 - $188) in fees charged by a legal firm in which the Company’s chairman is a consultant.

(b) Key management personnel are defined as members of the Board of Directors and senior officers.

Key management compensation was:

	June 30, 2019	June 30, 2018
Geological consulting fees – expensed	56	52
Geological consulting fees – capitalized	-	18
Management fees – expensed	374	379
Salaries - expensed	95	80
Share-based payments	-	192
Total	525	721